Financial risk management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk
$ in Thousands, $ in Thousands
	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)
USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 25,123		$ 40,569
Rate increase on funds invested	46		73
Rate decrease on funds invested	$ (46)		$ (73)
(in Australian dollars, in thousands, except percent data)
Disclosure of Financial Risk Management [Line Items]
Funds invested		$ 22,169		$ 35,707
Rate increase on funds invested		95		143
Rate decrease on funds invested		$ (95)		$ (143)
Bottom of range | USD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	1.84%	1.84%	1.79%	1.79%
Rate increase	2.02%	2.02%	1.97%	1.97%
Rate decrease	1.66%	1.66%	1.61%	1.61%
Bottom of range | (in Australian dollars, in thousands, except percent data)
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	3.85%	3.85%	3.60%	3.60%
Rate increase	4.24%	4.24%	3.96%	3.96%
Rate decrease	3.47%	3.47%	3.24%	3.24%
Top of range | USD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	1.84%	1.84%	1.79%	1.79%
Rate increase	2.02%	2.02%	1.97%	1.97%
Rate decrease	1.66%	1.66%	1.61%	1.61%
Top of range | (in Australian dollars, in thousands, except percent data)
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	4.86%	4.86%	4.59%	4.59%
Rate increase	5.35%	5.35%	5.05%	5.05%
Rate decrease	4.37%	4.37%	4.13%	4.13%